Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred income taxes for future amortization of ITC	$ 3,743	$ 4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)
Deferred tax assets, total	133,164	66,158
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094
Deferred tax liabilities, total	636,847	524,740
Net deferred tax liabilities	503,683	458,582
Current	(53,435)	(8,046)
Noncurrent	$ 557,118	$ 466,628